UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust

(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022

(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: SUM0703
One Lincoln Street	One Lincoln Street
Boston, Massachusetts 02111-2950	Boston, MA 02111

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Shares	Description	Fair Value

COMMON STOCKS — 49.3%
Bermuda — 0.7%
1,536,700	Jardine Strategic Holdings Ltd.	$51,018,440

China — 0.6%
129,324	Baidu Inc., ADR (a)	21,262,159
15,637,640	Clear Media Ltd.	15,124,418
68,320,000	Springland International Holdings Ltd.	11,277,271

		47,663,848

France — 6.2%
921,813	Alten SA	64,741,541
3,775,126	Altran Technologies SA	55,157,565
25,576,912	Bolloré SA	90,193,883
177,361	Bolloré NV SA (a)	610,506
6,563,614	Bureau Veritas SA	127,198,206
2,258,966	Engie SA	28,820,166
37,482	Financière de l’Odet SA	28,407,919
95,175	Robertet SA	35,065,101
57,677	Séché Environnement SA	1,757,662
279,481	Sodexo SA	32,126,180
200,614	Thales SA	19,455,683
41,887	Wendel SA	5,044,167

		488,578,579

Germany — 0.9%
284,050	Bayerische Motoren Werke AG	26,536,725
332,556	Siemens AG	40,887,617

		67,424,342

Hong Kong — 0.8%
3,507,587	Henderson Land Development Co. Ltd.	18,658,581
41,009,659	Hongkong & Shanghai Hotels Ltd.	45,481,084

		64,139,665

Japan — 7.9%
23,041,200	Astellas Pharma Inc.	320,063,214
1,415,700	Azbil Corp.	39,851,576
686,600	Benesse Holdings Inc.	18,916,381
1,591,100	Cosel Co., Ltd.	17,030,726
588,100	F@N Communications, Inc.	3,728,617
289,700	FANUC Corp.	49,115,769
755,700	Icom Inc. (b)	14,632,292
211,200	Medikit Co., Ltd.	8,285,365
509,000	Miraca Holdings Inc.	22,864,171
178,500	Nitto Kohki Co., Ltd.	3,963,273
328,700	Okinawa Cellular Telephone Co.	9,801,236
1,064,000	Rohto Pharmaceutical Co., Ltd.	16,732,680
390,200	Seven & i Holdings Co., Ltd.	14,866,829
259,400	Techno Medica Co., Ltd.	4,359,030
932,900	Toho Co., Ltd.	26,380,616
11,298,800	Yahoo Japan Corp.	43,406,727
270,800	Yokogawa Electric Corp.	3,922,690

		617,921,192

Malaysia — 1.0%
75,368,000	Genting Malaysia Berhad	76,947,267

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Shares	Description	Fair Value

Netherlands — 0.5%
631,993	Airbus Group SE	$41,805,422

South Africa — 0.4%
2,767,789	Net 1 U.E.P.S. Technologies Inc. (a)	31,774,218

South Korea — 4.8%
398,539	Hyundai Mobis Co., Ltd.	86,921,399
474,241	Hyundai Motor Co.	56,976,719
718,232	Kangwon Land, Inc.	21,255,849
144,540	Samsung Electronics Co., Ltd.	213,566,225

		378,720,192

Switzerland — 3.3%
473,828	Compagnie Financière Richemont SA	31,385,347
2,351,279	Nestlé SA	168,674,193
3,742,100	UBS Group AG	58,613,861

		258,673,401

Thailand — 0.2%
33,397,500	Thaicom PCL	18,092,780

United Kingdom — 2.4%
11,737,819	Antofagasta Plc	97,643,379
4,773,700	HSBC Holdings Plc	38,646,129
8,984,991	Millennium & Copthorne Hotels Plc	50,980,557

		187,270,065

United States — 19.6%
982,180	AGNC Investment Corp.	17,806,923
14,434	Alphabet Inc., Class ‘A’ (a)	11,438,223
45,665	Alphabet Inc., Class ‘C’ (a)	35,245,160
940,901	Amdocs Ltd.	54,807,483
741,612	American Express Co.	54,938,617
349,766	Aon Plc	39,009,402
4,778,479	Bank of America Corp.	105,604,386
1,190	Berkshire Hathaway Inc., Class ‘A’ (a)	290,503,990
285,555	Berkshire Hathaway Inc., Class ‘B’ (a)	46,539,754
149,135	Cimarex Energy Co.	20,267,447
1,384,235	CVS Health Corp.	109,229,984
2,529,593	DeVry Education Group Inc.	78,923,302
557,158	Emerson Electric Co.	31,061,558
1,141,954	Expeditors International of Washington, Inc.	60,477,884
468,024	Flowserve Corp.	22,488,553
66,596	Goldman Sachs Group, Inc.	15,946,412
2,524,713	Liberty Interactive Corp. QVC Group, Series ‘A’ (a)	50,443,766
454,930	Marsh & McLennan Cos., Inc.	30,748,719
1,006,921	Mastercard Inc., Class ‘A’	103,964,593
7,306,609	News Corp., Class ‘A’	83,733,739
1,451,446	News Corp., Class ‘B’	17,127,063
3,234,502	Oracle Corp.	124,366,602
1,587,550	Teradata Corp. (a)	43,133,733
564,361	Tiffany & Co.	43,698,472
444,019	United Technologies Corp.	48,673,363

		1,540,179,128

	TOTAL COMMON STOCKS
	(Cost — $2,910,443,808)	3,870,208,539

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Shares		Description	Fair Value

PREFERRED STOCKS — 0.6%

United States — 0.6%

		Annaly Capital Management Inc.:
342,827	USD	Series ‘C’, 7.625% due 5/16/2017 (c)	$8,262,131
669,800	USD	Series ‘D’, 7.5% due 9/13/2017 (c)	16,168,972
125,398	USD	Series ‘E’, 7.625% due 8/27/2017 (c)	3,022,092
293,186	USD	Capstead Mortgage Corp., Series ‘E’, 7.5% due 5/13/2018 (c)	7,048,191
		CYS Investments Inc.:
89,625	USD	Series ‘A’, 7.75% due 8/13/2017 (c)	2,131,283
400,333	USD	Series ‘B’, 7.5% due 4/30/2018 (c)	9,087,559
98,158	USD	MFA Financial Inc., Series ‘B’, 7.5% due 4/15/2018 (c)	2,381,313

		TOTAL PREFERRED STOCKS
		(Cost — $45,970,612)	48,101,541

Principal
Amount

CORPORATE NOTES & BONDS — 2.8%
South Africa — 0.6%
46,980,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (d)	46,416,240

Switzerland — 0.1%
8,900,000	EUR	UBS AG, 7.152% due 12/21/2017 (e)	9,879,739

United States — 2.1%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,146,980
9,684,000	USD	Era Group Inc., 7.75% due 12/15/2022	8,764,020
		Intelsat Jackson Holdings Ltd.:
26,091,000	USD	7.5% due 4/1/2021	20,024,842
76,391,000	USD	5.5% due 8/1/2023	51,854,211
34,108,000	USD	Joy Global Inc., 5.125% due 10/15/2021	37,109,163
		Rowan Cos., Inc.:
37,800,000	USD	4.875% due 6/1/2022	35,910,000
4,748,000	USD	4.75% due 1/15/2024	4,308,810

			164,118,026

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $204,297,310)	220,414,005

SOVEREIGN BOND — 0.4%
Singapore — 0.4%
48,812,000	SGD	Government of Singapore, 2.5% due 6/1/2019	34,498,555

		TOTAL SOVEREIGN BOND
		(Cost — $37,005,791)	34,498,555

Ounces

COMMODITIES — 5.6%
380,678		Gold Bullion (a)	437,950,441

		TOTAL COMMODITIES
		(Cost — $532,545,603)	437,950,441

Principal
Amount

SHORT-TERM INVESTMENTS — 40.5%
Commercial Paper — 39.2%
		Abbott Laboratories:
14,600,000	USD	0.85% due 1/17/2017 (d)	14,596,219
20,200,000	USD	0.88% due 1/19/2017 (d)	20,194,086
48,500,000	USD	0.85% due 1/23/2017 (d)	48,482,410

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Principal
Amount		Description	Fair Value

Commercial Paper — 39.2% (continued)
25,000,000	USD	American Honda Finance Corp., 0.65% due 1/11/2017	$24,996,058
		Apple Inc.:
18,000,000	USD	0.5% due 1/10/2017 (d)	17,997,613
2,500,000	USD	0.6% due 1/19/2017 (d)	2,499,356
47,000,000	USD	0.57% due 1/20/2017 (d)	46,987,196
60,000,000	USD	0.62% due 2/1/2017 (d)	59,972,060
40,000,000	USD	0.6% due 2/2/2017 (d)	39,980,658
30,000,000	USD	0.6% due 2/3/2017 (d)	29,984,979
54,000,000	USD	0.66% due 2/7/2017 (d)	53,969,054
		BASF SE:
23,200,000	USD	0.6% due 1/6/2017 (d)	23,197,744
24,000,000	USD	0.6% due 1/9/2017 (d)	23,996,580
		Coca-Cola Co.:
24,700,000	USD	0.5% due 1/10/2017 (d)	24,696,679
8,000,000	USD	0.51% due 1/23/2017 (d)	7,997,403
25,000,000	USD	0.71% due 2/21/2017 (d)	24,978,321
35,000,000	USD	0.71% due 2/22/2017 (d)	34,968,710
12,500,000	USD	Consolidated Edison Co. Inc., 0.95% due 1/19/2017 (d)	12,494,396
		Danaher Corp.:
1,500,000	USD	0.7% due 1/5/2017 (d)	1,499,876
45,000,000	USD	0.61% due 1/10/2017 (d)	44,992,877
60,000,000	USD	0.75% due 1/17/2017 (d)	59,983,560
25,000,000	USD	0.65% due 1/19/2017 (d)	24,992,264
56,700,000	USD	0.8% due 1/19/2017 (d)	56,682,455
46,500,000	USD	0.7% due 1/20/2017 (d)	46,484,783
30,000,000	USD	0.71% due 1/23/2017 (d)	29,988,520
10,300,000	USD	Dover Corp., 1.0% due 1/11/2017 (d)	10,298,208
		E.I. Du Pont de Nemours & Co.:
30,000,000	USD	0.9% due 1/9/2017 (d)	29,993,192
60,000,000	USD	1% due 1/13/2017 (d)	59,980,703
		Eli Lilly & Co.:
50,000,000	USD	0.51% due 1/9/2017 (d)	49,993,291
50,000,000	USD	0.6% due 1/10/2017 (d)	49,992,559
10,600,000	USD	0.5% due 1/11/2017 (d)	10,598,262
58,000,000	USD	0.55% due 1/11/2017 (d)	57,990,488
58,800,000	USD	0.55% due 1/12/2017 (d)	58,789,468
60,000,000	USD	Engie SA, 0.7% due 1/20/2017 (d)	59,980,365
4,200,000	USD	Essilor International, 0.5% due 1/5/2017 (d)	4,199,653
		Estée Lauder Companies Inc.:
56,200,000	USD	0.55% due 1/4/2017 (d)	56,196,168
10,000,000	USD	0.68% due 2/2/2017 (d)	9,994,211
50,000,000	USD	0.7% due 2/14/2017 (d)	49,958,280
30,000,000	USD	Florida Power & Light Co., 0.72% due 1/18/2017 (d)	29,987,302
80,000,000	USD	Henkel Corp., 0.65% due 1/3/2017 (d)	79,995,671
		Johnson & Johnson:
20,500,000	USD	0.5% due 1/6/2017 (d)	20,498,286
60,000,000	USD	0.5% due 1/10/2017 (d)	59,991,934
82,000,000	USD	0.55% due 1/18/2017 (d)	81,979,962
15,000,000	USD	Kraft Heinz Foods Co., 1.11% due 1/20/2017 (d)	14,990,279
		L’Oréal USA Inc.:
30,000,000	USD	0.55% due 1/4/2017 (d)	29,998,079
60,000,000	USD	0.55% due 1/5/2017 (d)	59,995,340

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Principal
Amount		Description	Fair Value

Commercial Paper — 39.2% (continued)
35,000,000	USD	0.58% due 1/12/2017 (d)	$34,993,731
		Microsoft Corp.:
41,000,000	USD	0.59% due 1/5/2017 (d)	40,996,877
60,500,000	USD	0.61% due 1/13/2017 (d)	60,488,754
23,300,000	USD	0.55% due 1/17/2017 (d)	23,294,291
15,000,000	USD	0.73% due 2/8/2017 (d)	14,990,717
		Mondelez International Inc.:
15,000,000	USD	0.71% due 1/4/2017 (d)	14,998,394
14,800,000	USD	0.71% due 1/6/2017 (d)	14,797,755
25,000,000	USD	Nestlé Capital Corp., 0.59% due 2/14/2017 (d)	24,979,492
37,000,000	USD	Novartis Finance Corp., 0.71% due 1/10/2017 (d)	36,994,494
24,100,000	USD	Praxair Inc., 0.67% due 2/13/2017	24,080,419
		Procter & Gamble Co.:
25,200,000	USD	0.51% due 1/17/2017 (d)	25,194,204
44,400,000	USD	0.51% due 1/23/2017 (d)	44,385,585
		Roche Holdings, Inc.:
25,000,000	USD	0.49% due 1/18/2017 (d)	24,993,112
25,300,000	USD	0.47% due 1/19/2017 (d)	25,292,593
50,000,000	USD	0.47% due 1/24/2017 (d)	49,980,972
50,000,000	USD	0.47% due 1/25/2017 (d)	49,980,030
23,200,000	USD	0.48% due 1/31/2017 (d)	23,188,101
		Unilever Capital Corp.:
41,000,000	USD	0.59% due 2/3/2017 (d)	40,977,957
16,900,000	USD	0.62% due 2/6/2017 (d)	16,890,099
17,800,000	USD	0.8% due 3/6/2017 (d)	17,777,418
25,000,000	USD	0.78% due 3/20/2017 (d)	24,958,722
25,000,000	USD	0.78% due 3/21/2017 (d)	24,957,981
20,000,000	USD	0.78% due 3/27/2017 (d)	19,962,832
10,000,000	USD	0.78% due 3/28/2017 (d)	9,981,104
		United Healthcare Co.:
35,000,000	USD	0.8% due 1/3/2017 (d)	34,997,134
35,000,000	USD	0.78% due 1/11/2017 (d)	34,990,993
35,000,000	USD	0.95% due 1/19/2017 (d)	34,984,308
55,000,000	USD	0.83% due 1/20/2017 (d)	54,973,981
30,000,000	USD	0.85% due 1/27/2017 (d)	29,980,377
		United Parcel Service, Inc.:
7,800,000	USD	0.3% due 1/3/2017 (d)	7,799,608
40,000,000	USD	0.25% due 1/4/2017 (d)	39,997,472
8,600,000	USD	0.12% due 1/6/2017 (d)	8,599,231
50,000,000	USD	0.5% due 1/6/2017 (d)	49,995,528
30,000,000	USD	0.52% due 1/18/2017 (d)	29,992,194
37,900,000	USD	0.35% due 2/1/2017 (d)	37,880,823
50,000,000	USD	0.65% due 2/1/2017 (d)	49,974,700
50,000,000	USD	0.35% due 2/2/2017 (d)	49,973,886
50,000,000	USD	0.25% due 2/7/2017 (d)	49,969,883
50,000,000	USD	0.25% due 2/9/2017 (d)	49,968,282
		Walt Disney Co.:
20,000,000	USD	0.68% due 2/21/2017 (d)	19,981,774
30,000,000	USD	0.7% due 2/22/2017 (d)	29,971,830
30,000,000	USD	0.7% due 2/23/2017 (d)	29,970,988
43,100,000	USD	0.68% due 3/8/2017 (d)	43,043,094

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Principal
Amount		Description	Fair Value

Commercial Paper — 39.2% (continued)
45,000,000	USD	WEC Energy Group Inc., 0.9% due 1/6/2017 (d)	$44,993,175

			3,083,190,453

Investment Company — 1.3%
100,500,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.32% (f)	100,500,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,183,717,565)	3,183,690,453

		TOTAL INVESTMENTS — 99.2% (Cost — $6,913,980,689)	7,794,863,534
		Other Assets In Excess of Liabilities — 0.8%	60,944,846

		TOTAL NET ASSETS — 100.0%	$7,855,808,380

The IVA Worldwide Fund had the following open forward foreign currency contracts at December 31, 2016:
		SETTLEMENT					NET
FOREIGN		DATES		LOCAL CURRENCY	USD	USD VALUE AT	UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH		AMOUNT	EQUIVALENT	DECEMBER 31, 2016	APPRECIATION

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/06/2017	AUD	58,371,000	$43,216,042	$42,060,400	$1,155,642
euro	State Street Bank & Trust Co.	03/06/2017	EUR	146,713,000	156,357,149	154,890,844	1,466,305
Japanese yen	State Street Bank & Trust Co.	03/06/2017	JPY	18,198,700,000	160,891,671	156,165,503	4,726,168
South Korean won	State Street Bank & Trust Co.	01/06/2017	KRW	138,710,000,000	118,036,660	114,860,932	3,175,728

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$10,523,843

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
AUD	—	Australian dollar
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NV	—	Non-Voting
SGD	—	Singapore dollar
USD	—	United States dollar

(a)	Non-income producing investment.
(b)
Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES
	HELD AT				FAIR VALUE
	SEPTEMBER 30,	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	2016	ADDITIONS	REDUCTIONS	DECEMBER 31, 2016	DECEMBER 31, 2016	GAIN/(LOSS)	INCOME*

DeVry Education
Group Inc. **	6,567,795	—	4,038,202	2,529,593	—	$(16,490,790)	$803,819
Icom Inc.	758,200	—	2,500	755,700	$14,632,292	(88)	—
Net 1 U.E.P.S.
Technologies Inc. **	2,835,280	—	67,491	2,767,789	—	111,322	—

Total					$14,632,292	$(16,379,556)	$803,819

* Dividend income is gross of withholding taxes.
** Non-affiliated at December 31, 2016.

(c)	Cumulative redeemable preferred stock. The date shown represents the first optional call date.

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

(d)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(e)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(f)	Rate disclosed is the daily yield on December 31, 2016.

Sector Allocation (As a Percent of Total Net Assets)

Technology	11.0%
Consumer Discretionary	9.9%
Industrials	7.9%
Gold & Gold Mining	6.2%
Financials	5.3%
Holding Company	5.0%
Health Care	4.7%
Consumer Staples	3.7%
Materials	1.7%
Telecommunication Services	1.3%
Energy	0.9%
Sovereign Bond	0.4%
Utilities	0.4%
Real Estate	0.3%
Short-Term Investments	40.5%
Other (a)	0.8%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Shares	Description	Fair Value

COMMON STOCKS — 55.7%
Argentina — 0.0%
876	Nortel Inversora SA, Series ‘B’, ADR	$22,829

Australia — 0.1%
1,351,864	Programmed Maintenance Services Ltd.	1,877,978

Bermuda — 0.9%
987,426	Jardine Strategic Holdings Ltd.	32,782,543

Canada — 0.3%
3,307,348	Uranium Participation Corp. (a)	9,360,535

China — 2.5%
96,761	Baidu Inc., ADR (a)	15,908,476
40,065,030	Clear Media Ltd. (b)	38,750,110
3,441,970	Phoenix New Media Ltd., ADR (a)	10,807,786
59,788,000	Phoenix Satellite Television Holdings Ltd.	10,100,236
108,509,000	Springland International Holdings Ltd.	17,911,086

		93,477,694

France — 10.5%
1,223,421	Alten SA	85,924,326
2,142,831	Altran Technologies SA	31,308,449
13,025,199	Bolloré SA	45,931,787
84,610	Bolloré NV SA (a)	291,242
4,102,792	Bureau Veritas SA	79,509,213
223,349	DOM Security SA (b)	11,990,529
1,463,806	Engie SA	18,675,417
184,201	Euler Hermes Group	16,190,588
30,023	Financière de l’Odet SA	22,754,681
81,105	Robertet SA	29,881,324
5,900	Robertet SA-CI (c)	1,506,080
300,428	Séché Environnement SA	9,155,312
167,314	Sodexo SA	19,232,648
155,834	Thales SA	15,112,888
29,983	Wendel SA	3,610,649

		391,075,133

Germany — 1.3%
228,887	Bayerische Motoren Werke AG	21,383,247
225,710	Siemens AG	27,750,947

		49,134,194

Hong Kong — 2.7%
40,491,000	APT Satellite Holdings Ltd.	19,476,617
16,102,500	Asia Satellite Telecommunications Holdings Ltd. (a)	20,059,340
1,900,386	Henderson Land Development Co. Ltd.	10,109,088
45,926,917	Hongkong & Shanghai Hotels Ltd.	50,934,488

		100,579,533

India — 0.6%
425,750	Bajaj Holdings and Investment Ltd.	11,391,808
35,355,923	South Indian Bank Ltd.	10,236,391

		21,628,199

Indonesia — 0.4%
288,943,800	PT Bank Bukopin Tbk	13,726,037

Japan — 14.7%
1,325,570	Arcland Sakamoto Co., Ltd.	15,413,473

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Shares	Description	Fair Value

Japan — 14.7% (continued)
433,300	As One Corp.	$18,036,402
11,760,600	Astellas Pharma Inc.	163,365,425
1,327,400	Azbil Corp.	37,365,955
73,800	The Bank of Okinawa Ltd.	2,686,794
454,800	Benesse Holdings Inc.	12,530,105
1,243,800	Cosel Co., Ltd.	13,313,316
490,500	Daiseki Co., Ltd.	10,055,512
201,700	Doshisha Co., Ltd.	3,624,128
297,800	Earth Chemical Co., Ltd.	12,103,102
4,096,300	F@N Communications, Inc. (b)	25,970,980
175,400	FANUC Corp.	29,737,335
819,800	Hi-Lex Corp.	20,678,249
662,700	Icom Inc.	12,831,573
105,900	Medikit Co., Ltd.	4,154,451
413,600	Miraca Holdings Inc.	18,578,824
780,000	Nitto Kohki Co., Ltd.	17,318,503
268,900	Okinawa Cellular Telephone Co.	8,018,109
1,011,000	Rohto Pharmaceutical Co., Ltd.	15,899,191
171,300	San-A Co., Ltd.	8,295,683
290,400	Sankyo Co., Ltd.	9,379,765
10,600	Secom Joshinetsu Co., Ltd.	310,178
276,000	Seven & i Holdings Co., Ltd.	10,515,748
495,575	Shingakukai Co., Ltd.	2,446,603
300,650	Shofu Inc.	3,472,749
4,500	SK Kaken Co., Ltd.	400,428
556,900	Techno Medica Co., Ltd. (b)	9,358,302
637,600	Toho Co., Ltd.	18,030,101
255,200	Transcosmos Inc.	5,965,402
8,366,000	Yahoo Japan Corp.	32,139,756
220,700	Yokogawa Electric Corp.	3,196,963

		545,193,105

Malaysia — 1.7%
63,470,600	Genting Malaysia Berhad	64,800,568

Mexico — 0.7%
954,613	Corporativo Fragua, SAB de CV	12,295,052
7,198,148	Grupo Comercial Chedraui SAB de CV	12,844,380

		25,139,432

Netherlands — 0.5%
297,352	Airbus Group SE	19,669,404

Singapore — 2.1%
26,327,300	First Resources Ltd.	34,541,912
7,043,020	Haw Par Corp. Ltd.	44,208,854

		78,750,766

South Africa — 0.7%
2,252,845	Net 1 U.E.P.S. Technologies Inc. (a)	25,862,661

South Korea — 5.6%
80,618	Fursys Inc.	2,201,871
194,523	Hyundai Mobis Co., Ltd.	42,425,487
252,562	Hyundai Motor Co.	30,343,547
568,870	Kangwon Land, Inc.	16,835,528
79,535	Samsung Electronics Co., Ltd.	117,517,571

		209,324,004

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Shares		Description	Fair Value

Switzerland — 4.2%
347,236		Compagnie Financière Richemont SA	$23,000,165
1,271,232		Nestlé SA	91,194,636
2,755,821		UBS Group AG	43,165,418

			157,360,219

Thailand — 0.5%
30,705,300		Thaicom PCL	16,634,306

United Kingdom — 4.2%
6,901,735		Antofagasta Plc	57,413,453
3,999,945		HSBC Holdings Plc	32,382,092
1,207,711		Jardine Lloyd Thompson Group Plc	14,653,128
6,474,315		Millennium & Copthorne Hotels Plc	36,735,060
4,990,563		Mitie Group Plc	13,801,428

			154,985,161

United States — 1.5%
3,460,873		News Corp., Class ‘A’	39,661,605
1,299,624		News Corp., Class ‘B’	15,335,563

			54,997,168

		TOTAL COMMON STOCKS
		(Cost — $1,890,930,066)	2,066,381,469

Principal
Amount

CORPORATE NOTES & BONDS — 3.0%
Norway — 0.3%
77,500,000	NOK	Stolt-Nielsen Ltd., 5.9% due 3/19/2018 (c)(d)	9,177,674

Singapore — 0.3%
7,750,000	SGD	DBS Capital Funding II Corp., 5.75% due 6/15/2018 (e)	5,568,237
8,250,000	SGD	United Overseas Bank Ltd., 4.9% due 7/23/2018 (e)	5,834,100

			11,402,337

South Africa — 0.6%
23,118,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (f)	22,840,584

Switzerland — 0.1%
4,500,000	EUR	UBS AG, 7.152% due 12/21/2017 (e)	4,995,374

United Kingdom — 0.2%
12,136,000	USD	Avanti Communications Group Plc, 10% due 10/1/2019 (c)(f)	7,342,280

United States — 1.5%
		Intelsat Jackson Holdings Ltd.:
12,310,000	USD	7.5% due 4/1/2021	9,447,925
37,375,000	USD	5.5% due 8/1/2023	25,370,150
		Rowan Cos., Inc.:
17,838,000	USD	4.875% due 6/1/2022	16,946,100
1,990,000	USD	4.75% due 1/15/2024	1,805,925

			53,570,100

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $117,420,382)	109,328,349

SOVEREIGN AND SUPRANATIONAL BONDS — 1.1%
Luxembourg — 0.1%
37,500,000	NOK	European Investment Bank, 1.125% due 5/15/2020	4,337,903

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Principal
Amount		Description	Fair Value

Singapore — 1.0%
		Government of Singapore:
6,786,000	SGD	2.375% due 4/1/2017	$4,700,974
21,142,000	SGD	0.5% due 4/1/2018	14,481,062
26,781,000	SGD	2.5% due 6/1/2019	18,927,841

			38,109,877

		TOTAL SOVEREIGN AND SUPRANATIONAL BONDS
		(Cost — $45,883,943)	42,447,780

Ounces

COMMODITIES — 6.8%
220,108		Gold Bullion (a)	253,222,951

		TOTAL COMMODITIES
		(Cost — $308,169,069)	253,222,951

Principal
Amount

SHORT-TERM INVESTMENTS — 32.4%
Commercial Paper — 31.6%
		Abbott Laboratories:
77,400,000	USD	0.88% due 1/19/2017 (f)	77,377,339
41,500,000	USD	0.85% due 1/23/2017 (f)	41,484,949
25,000,000	USD	American Honda Finance Corp., 0.65% due 1/11/2017	24,996,058
		Apple Inc.:
40,000,000	USD	0.48% due 1/5/2017 (f)	39,997,220
23,000,000	USD	0.5% due 1/10/2017 (f)	22,996,950
15,000,000	USD	0.6% due 2/2/2017 (f)	14,992,747
15,000,000	USD	0.6% due 2/3/2017 (f)	14,992,490
		BASF SE:
10,300,000	USD	0.6% due 1/6/2017 (f)	10,298,999
10,000,000	USD	0.6% due 1/9/2017 (f)	9,998,575
15,000,000	USD	Coca-Cola Co., 0.71% due 2/22/2017 (f)	14,986,590
21,000,000	USD	Consolidated Edison Co. Inc., 0.95% due 1/19/2017 (f)	20,990,585
		Danaher Corp.:
2,700,000	USD	0.7% due 1/5/2017 (f)	2,699,777
20,000,000	USD	0.61% due 1/10/2017 (f)	19,996,834
35,000,000	USD	0.61% due 1/18/2017 (f)	34,989,803
30,000,000	USD	0.65% due 1/19/2017 (f)	29,990,717
15,000,000	USD	0.71% due 1/23/2017 (f)	14,994,260
		Dover Corp.:
24,500,000	USD	0.85% due 1/5/2017 (f)	24,497,975
7,000,000	USD	1.0% due 1/11/2017 (f)	6,998,782
		E.I. Du Pont de Nemours & Co.:
20,000,000	USD	0.85% due 1/3/2017 (f)	19,998,216
10,000,000	USD	1.0% due 1/13/2017 (f)	9,996,784
20,000,000	USD	Eli Lilly & Co., 0.6% due 1/10/2017 (f)	19,997,024
3,900,000	USD	Essilor International, 0.5% due 1/5/2017 (f)	3,899,678
		Estée Lauder Companies Inc.:
10,000,000	USD	0.55% due 1/4/2017 (f)	9,999,318
3,900,000	USD	0.68% due 2/2/2017 (f)	3,897,742
37,000,000	USD	Henkel Corp., 0.65% due 1/3/2017 (f)	36,997,998
		Johnson & Johnson:
14,000,000	USD	0.5% due 1/6/2017 (f)	13,998,829
15,000,000	USD	0.5% due 1/10/2017 (f)	14,997,983

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Principal
Amount		Description	Fair Value

Commercial Paper — 31.6% (continued)
		L’Oréal USA Inc.:
20,000,000	USD	0.55% due 1/5/2017 (f)	$19,998,447
5,500,000	USD	0.7% due 1/17/2017 (f)	5,498,575
		Microsoft Corp.:
13,500,000	USD	0.59% due 1/5/2017 (f)	13,498,972
9,000,000	USD	0.61% due 1/13/2017 (f)	8,998,327
10,600,000	USD	0.55% due 1/17/2017 (f)	10,597,403
		Mondelez International Inc.:
10,000,000	USD	0.71% due 1/4/2017 (f)	9,998,929
2,000,000	USD	0.71% due 1/6/2017 (f)	1,999,697
10,500,000	USD	0.91% due 1/9/2017 (f)	10,497,687
30,100,000	USD	0.91% due 1/10/2017 (f)	30,092,670
25,000,000	USD	Nestlé Capital Corp., 0.59% due 2/14/2017 (f)	24,979,492
15,000,000	USD	Novartis Finance Corp., 0.71% due 1/10/2017 (f)	14,997,768
22,700,000	USD	Praxair Inc., 0.67% due 2/13/2017	22,681,556
		Procter & Gamble Co.:
10,000,000	USD	0.51% due 1/17/2017 (f)	9,997,700
25,000,000	USD	0.51% due 1/23/2017 (f)	24,991,883
19,000,000	USD	Roche Holdings, Inc., 0.47% due 1/19/2017 (f)	18,994,437
		Unilever Capital Corp.:
19,000,000	USD	0.59% due 2/3/2017 (f)	18,989,785
30,000,000	USD	0.78% due 2/21/2017 (f)	29,972,661
4,500,000	USD	0.78% due 2/22/2017 (f)	4,495,774
20,000,000	USD	0.79% due 3/27/2017 (f)	19,962,832
		United Healthcare Co.:
55,000,000	USD	0.78% due 1/11/2017 (f)	54,985,847
23,900,000	USD	0.83% due 1/20/2017 (f)	23,888,693
21,000,000	USD	0.85% due 1/27/2017 (f)	20,986,264
		United Parcel Service, Inc.:
25,000,000	USD	0.3% due 1/3/2017 (f)	24,998,744
12,000,000	USD	0.12% due 1/6/2017 (f)	11,998,927
50,000,000	USD	0.5% due 1/6/2017 (f)	49,995,528
20,000,000	USD	0.52% due 1/18/2017 (f)	19,994,796
19,400,000	USD	0.2% due 1/19/2017 (f)	19,394,643
50,000,000	USD	0.17% due 1/26/2017 (f)	49,980,012
		Walt Disney Co.:
7,000,000	USD	0.7% due 2/22/2017 (f)	6,993,427
8,700,000	USD	0.7% due 2/23/2017 (f)	8,691,586
17,100,000	USD	0.68% due 3/8/2017 (f)	17,077,422

			1,171,294,706

Investment Company — 0.8%
30,000,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.32% (g)	30,000,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $1,201,296,050)	1,201,294,706

		TOTAL INVESTMENTS — 99.0% (Cost — $3,563,699,510)	3,672,675,255
		Other Assets In Excess of Liabilities — 1.0%	36,184,994

		TOTAL NET ASSETS — 100.0%	$3,708,860,249

The IVA International Fund had the following open forward foreign currency contracts at December 31, 2016:

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

		SETTLEMENT					NET
FOREIGN		DATES		LOCAL CURRENCY	USD	USD VALUE AT	UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH		AMOUNT	EQUIVALENT	DECEMBER 31, 2016	APPRECIATION

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/06/2017	AUD	32,820,000	$24,282,947	$23,649,112	$633,835
euro	State Street Bank & Trust Co.	03/06/2017	EUR	87,714,000	93,525,519	92,603,215	922,304
Japanese yen	State Street Bank & Trust Co.	03/06/2017	JPY	22,581,500,000	199,748,720	193,774,902	5,973,818
South Korean won	State Street Bank & Trust Co.	01/06/2017	KRW	77,519,000,000	65,893,630	64,190,791	1,702,839

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$9,232,796

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
AUD	—	Australian dollar
CI	—	Investment certificates (non-voting)
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
NV	—	Non-Voting
SGD	—	Singapore dollar
USD	—	United States dollar

(a)	Non-income producing investment.
(b)
Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2016	ADDITIONS	REDUCTIONS	DECEMBER 31, 2016	DECEMBER 31, 2016	LOSS	INCOME*

Clear Media Ltd.	40,065,030	—	—	40,065,030	$38,750,110	—	—
DOM Security SA	291,806	—	68,457	223,349	11,990,529	$(507,850)	—
F@N
Communications,
Inc.	4,078,800	17,500	—	4,096,300	25,970,980	—	$626,745
Techno Medica
Co., Ltd.	554,500	2,400	—	556,900	9,358,302	—	—

Total					$86,069,921	$(507,850)	$626,745

* Dividend income is gross of withholding taxes.

(c)	Security is deemed illiquid. As of December 31, 2016, the value of these illiquid securities amounted to 0.5% of total net assets.
(d)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(e)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(f)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(g)	Rate disclosed is the daily yield on December 31, 2016.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	13.7%
Technology	11.2%
Industrials	8.6%
Gold & Gold Mining	7.5%
Health Care	7.4%
Consumer Staples	4.6%
Financials	4.3%
Materials	3.0%
Telecommunication Services	2.9%

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2016

Sovereign and Supranational Bonds	1.1%
Holding Company	1.0%
Energy	0.5%
Utilities	0.5%
Real Estate	0.3%
Short-Term Investments	32.4%
Other (a)	1.0%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAVs.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or

Notes to Schedules of Investments (unaudited)	IVA Funds

adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – last traded/quoted prices in active markets for identical investments

•
Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Last
	Traded/Quoted
	Prices in Active
	Markets for
	Identical		Significant
	Unrestricted	Other Significant	Unobservable
	Investments	Observable Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:

Foreign	$1,951,309,219	$378,720,192	—	$2,330,029,411
United States	1,540,179,128	—	—	1,540,179,128
Preferred stocks	48,101,541	—	—	48,101,541
Corporate notes & bonds	—	220,414,005	—	220,414,005
Sovereign bond	—	34,498,555	—	34,498,555
Commodities	437,950,441	—	—	437,950,441
Short-term investments	100,500,000	3,083,190,453	—	3,183,690,453
Unrealized appreciation on
open forward foreign
currency contracts	—	10,523,843	—	10,523,843

Total assets	$4,078,040,329	$3,727,347,048	—	$7,805,387,377

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, the Worldwide Fund had transfers of $7,048,191 from Level 2 to Level 1 as a result of the Fund using last traded prices. At December 31, 2016, the Worldwide Fund had transfers of $378,720,192 from Level 1 to Level 2 as result of significant market movements between the time at which foreign markets closed and the Worldwide Fund valued its securities. For the period ended December 31, 2016 and the year ended September 30, 2016, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

Notes to Schedules of Investments (unaudited)	IVA Funds

	Last
	Traded/Quoted
	Prices in Active
	Markets for
	Identical		Significant
	Unrestricted	Other Significant	Unobservable
	Investments	Observable Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:

Foreign	$1,800,554,217	$210,830,084	—	$2,011,384,301
United States	54,997,168	—	—	54,997,168
Corporate notes & bonds	—	109,328,349	—	109,328,349
Sovereign and supranational bonds	—	42,447,780	—	42,447,780
Commodities	253,222,951	—	—	253,222,951
Short-term investments	30,000,000	1,171,294,706	—	1,201,294,706
Unrealized appreciation on open
forward foreign currency
contracts	—	9,232,796	—	9,232,796

Total assets	$2,138,774,336	$1,543,133,715	—	$3,681,908,051

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, the International Fund had transfers of $20,459,768 from Level 2 to Level 1 as a result of the Fund using last traded prices. At December 31, 2016, the International Fund had transfers of $209,324,004 from Level 1 to Level 2 as result of significant market movements between the time at which foreign markets closed and the International Fund valued its securities. For the period ended December 31, 2016 and the year ended September 30, 2016, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of December 31, 2016.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$6,913,980,689	$3,563,699,510

Gross unrealized appreciation	$1,158,263,398	$384,820,269

Gross unrealized depreciation	$(277,380,553)	$(275,844,524)

Net unrealized appreciation	$880,882,845	$108,975,745

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2016, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended December 31, 2016, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at December 31, 2016.

Worldwide Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$10,523,843

International Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$9,232,796

During the period ended December 31, 2016, the Worldwide Fund had average notional values of $619,612,685 on forward foreign currency contracts to sell.

During the period ended December 31, 2016, the International Fund had average notional values of $496,738,666 on forward foreign currency contracts to sell.

Item 2.	Controls and Procedures.

(a)     Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2017

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	February 28, 2017